Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000034167 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Average Annual Return, Percent	6.20%	15.44%	10.43%
C000034168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	10.79% [1]	15.93%	10.25%
C000034169 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	12.91%	17.10%	11.36%
C000130467 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	12.97%	17.14%	11.46%
Without Sales Load [Member] | C000034167 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	12.66%	16.82%	11.09%
Without Sales Load [Member] | C000034168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	11.79%	15.93%	10.25%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	13.52%	15.94%	12.86%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.